Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 2,925,151		$ 2,888,607	$ 2,817,465
Cost of revenues	2,100,304		2,072,742	2,085,451
Gross profit	824,847		815,865	732,014
Operating Expenses [Abstract]
Research and development, net	220,482		233,387	241,092
Marketing and selling	235,466		241,911	235,909
General and administrative, net	129,507		137,517	139,349
Total operating expenses	585,455		612,815	616,350
Operating income	239,392		203,050	115,664
Financial expenses, net	(37,310)		(26,086)	(13,569)
Other income, net	937		78	1,909
Income before income taxes	203,019		177,042	104,004
Income taxes	25,313		17,099	13,624
Net income after taxes	177,706		159,943	90,380
Equity in net earnings of affiliated companies and partnerships	13,032		11,160	15,377
Income from continuing operations	190,738		171,103	105,757
Income (loss) from discontinued operations and impairment, net	681		(616)	(15,977)
Net income	191,419		170,487	89,780
Less: net loss (income) attributable to non-controlling interests	(8,002)		(2,608)	508
Net income attributable to Elbit Systems Ltd.’s shareholders	183,417		167,879	90,288
Basic net earnings (losses) per share:
Continuing operations (in dollars per share)	$ 4.34		$ 3.99	$ 2.33
Discontinued operations (in dollars per share)	$ 0.01		$ (0.01)	$ (0.22)
Total (in dollars per share)	$ 4.35		$ 3.98	$ 2.11
Diluted net earnings (losses) per share:
Continuing operations (in dollars per share)	$ 4.33		$ 3.98	$ 2.31
Discontinued operations (in dollars per share)	$ 0.01		$ (0.01)	$ (0.22)
Total (in dollars per share)	$ 4.34		$ 3.97	$ 2.09
Weighted average number of shares used in computation of basic earnings per share (in shares)	42,139	[1]	42,190	42,764	[1]
Weighted average number of shares used in computation of diluted earnings per share (in shares)	42,295	[1]	42,277	43,131	[1]
Amounts attributable to Elbit Systems Ltd.'s shareholders
Income from continuing operations, net of income taxes	182,598		168,245	99,778
Discontinued operations, net of income taxes	819		(366)	(9,490)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 183,417		$ 167,879	$ 90,288

[1]	In thousands